SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Feb. 28, 2026
Building | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	35 years
Building | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	64 years
Computer, equipment and software
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	3 years
Vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	4 years
Vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	5 years
Office equipment and furniture | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	3 years
Office equipment and furniture | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	5 years
Leasehold improvement
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life term description	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember